Investments (Leverage Leases - Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Leveraged Leases [Abstract]
Loans and Leases Receivable, Other Information	The payment periods for leveraged leases generally range from one to 15 years.
Loans and Leases Receivable, Ratio of Performing Loans to All Loans	100.00%	100.00%
Deferred income tax liability related to leveraged leases	$ 43	$ 74